Preferred Stock (Narrative) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2009	Mar. 31, 2012	Mar. 31, 2011
Class of Stock [Line Items]
Preferred stock, value	¥ 442,100,000,000		¥ 442,100,000,000
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, value	442,100,000,000		442,100,000,000	442,100,000,000
Percentage of issue price of newly issued shares required to be designated as capital stock at the time of incorporation or share issuance under the Company Law, Minimum	50.00%
Preferred Stock [Member] | Preferred Stock, Class 1 [Member]
Class of Stock [Line Items]
Preferred stock, value	122,100,000,000		122,100,000,000	122,100,000,000
Preferred Stock [Member] | Preferred Stock, Class 3 [Member]
Class of Stock [Line Items]
Number of shares authorized	120,000,000
Preferred stock, value	125,000,000,000		125,000,000,000	125,000,000,000
Preferred Stock [Member] | Preferred Stock, Class 5 [Member]
Class of Stock [Line Items]
Number of shares authorized	400,000,000
Liquidation distribution per share	¥ 2,500
Preferred stock, value	¥ 195,000,000,000		¥ 195,000,000,000	¥ 195,000,000,000
Annual dividend per share, Maximum	¥ 250
Dividend payment, terms	¥115 per share annually, except as of March 31, 2009
Annual dividend per share	¥ 115	¥ 43
Preferred Stock [Member] | Preferred Stock, Class 6 [Member]
Class of Stock [Line Items]
Number of shares authorized	200,000,000
Preferred Stock [Member] | Preferred Stock, Class 7 [Member]
Class of Stock [Line Items]
Number of shares authorized	200,000,000
Preferred Stock [Member] | Preferred Stock, Class 11 [Member]
Class of Stock [Line Items]
Number of shares authorized	1,000
Liquidation distribution per share	¥ 1,000
Annual dividend per share	¥ 5.30
Contract term up to July 31, 2014	At an initial conversion price of ¥918.70 per share of common stock, subject to anti-dilution adjustments. The conversion price was subject to reset annually on July 15 from 2006 to 2013 to the average market price of the common stock for the 30 trading day period, if the average market price was less than the conversion price prior to the reset but not less than ¥918.70 per share. The acquisition price and the acquisition floor price of Class 11 Preferred Stock were adjusted as ¥889.60 per share on December 15, 2008, ¥888.40 per share on January 14, 2009, ¥867.60 per share on December 21, 2009, and ¥865.90 per share on December 25, 2009, in accordance with the provisions relating to the adjustment of the acquisition price set forth in the terms and conditions of Class 11 Preferred Stock.
Initial conversion price per share	¥ 918.70
Number of trading days of average market price of the common stock used for calculation of conversion price to be reset	30 days
Floor reset price per share of preferred stock converted into common stock	¥ 918.70
Adjusted acquisition price and acquisition floor price per share on Dec. 15, 2008	¥ 889.60
Adjusted acquisition price and acquisition floor price per share on Jan. 14, 2009	¥ 888.40
Adjusted acquisition price and acquisition floor price per share on Dec. 21, 2009	¥ 867.60
Adjusted acquisition price and acquisition floor price per share on Dec. 25, 2009	¥ 865.90
Contract term on mandatory conversion, Aug. 1, 2014	Mandatorily converted into shares of common stock at a conversion ratio of ¥1,000 divided by the higher of the average market price of the common stock for the 30 trading day period beginning 45 trading days prior to August 1, 2014 or ¥802.60
Conversion ratio on Aug. 1, 2014	1,000
Number of trading days prior to August 1, 2014 from when the calculation of the average market price of the common stock starts	45 days
Adjusted conversion price per share	¥ 802.60